Loss per share - Schedule of Basic and Diluted Loss Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Net loss for the period (in thousands of euros)	€ (23,961)	€ (68,132)	€ (39,700)
Weighted average number of shares (in shares)	47,819,627,000	47,265,189,000	36,928,161,000
Basic loss per share (in euro per share)	€ (0.50)	€ (1.44)	€ (1.08)
Diluted loss per share (in euro per share)	€ (0.50)	€ (1.44)	€ (1.08)